Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated February 11, 2022
to the Prospectus and Summary Prospectus, as supplemented, of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Acorn Trust
Columbia Acorn USA	May 1, 2021
In February 2022, the Fund's Board of Trustees approved certain Fund changes to become effective May 1, 2022 (the Effective Date), including an increase in the market capitalization range of the companies in which the Fund invests a majority of its assets and a corresponding change in the Fund's primary benchmark. Accordingly, on the Effective Date, the Fund's Prospectus and Summary Prospectus will be revised as described below. The changes are being made in advance of a likely future proposal to merge the Fund with and into Columbia Acorn Fund. Portfolio trading to implement the Fund changes beginning on or about the Effective Date may result in higher portfolio turnover, which could have tax implications for shareholders holding Fund shares in a taxable account.
1. The second and third paragraphs under the heading "Principal Investment Strategies" in the Summary Prospectus and in the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus will be superseded and replaced with the following:
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations generally in the range of market capitalizations in the Russell 2500 Growth Index, the Fund's benchmark, (the Index) at the time of purchase (between $31.6 million and $35.3 billion as of December 31, 2021). The market capitalization range and composition of companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund determines a company’s market capitalization at the time of investment. The Fund may continue to hold and make new investments in a security even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index.
Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
The Fund invests the majority of its assets in U.S. companies, but also may invest up to 20% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). The Investment Manager from time to time emphasizes one or more sectors in selecting the Fund’s investments.
The rest of each section will remain unchanged.
2. The information under the heading "Principal Risks" in the Summary Prospectus and in the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus will be revised to delete Depositary Receipts Risk. The rest of each section will remain unchanged.
3. The information under the heading "Performance Information" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus will be revised to add the following:
Effective May 1, 2022, the Fund compares its performance to that of the Russell 2500 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the Russell 2000 Growth Index (the Former Index). The Fund changed its primary benchmark in connection with Board-approved changes to its principal investment strategies that became effective May 1, 2022.  The Investment Manager believes that the New Index provides a more appropriate comparison than the Former Index for investors measuring the Fund's relative performance. Information on the Former Index also will be shown for a one-year transition period.
The Fund’s performance prior to May 1, 2022 reflects returns achieved pursuant to a strategy with a different market capitalization limit on the companies in which the Fund invests a majority of its assets. If the Fund's current strategies had been in place for the prior periods, results shown would have been different.
The rest of the section will remain unchanged.

Columbia Acorn USA
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated February 11, 2022
to the Prospectus and Summary Prospectus, as supplemented, of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Acorn Trust
Columbia Acorn USA	May 1, 2021
In February 2022, the Fund's Board of Trustees approved certain Fund changes to become effective May 1, 2022 (the Effective Date), including an increase in the market capitalization range of the companies in which the Fund invests a majority of its assets and a corresponding change in the Fund's primary benchmark. Accordingly, on the Effective Date, the Fund's Prospectus and Summary Prospectus will be revised as described below. The changes are being made in advance of a likely future proposal to merge the Fund with and into Columbia Acorn Fund. Portfolio trading to implement the Fund changes beginning on or about the Effective Date may result in higher portfolio turnover, which could have tax implications for shareholders holding Fund shares in a taxable account.
1. The second and third paragraphs under the heading "Principal Investment Strategies" in the Summary Prospectus and in the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus will be superseded and replaced with the following:
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations generally in the range of market capitalizations in the Russell 2500 Growth Index, the Fund's benchmark, (the Index) at the time of purchase (between $31.6 million and $35.3 billion as of December 31, 2021). The market capitalization range and composition of companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund determines a company’s market capitalization at the time of investment. The Fund may continue to hold and make new investments in a security even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index.
Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
The Fund invests the majority of its assets in U.S. companies, but also may invest up to 20% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). The Investment Manager from time to time emphasizes one or more sectors in selecting the Fund’s investments.
The rest of each section will remain unchanged.
2. The information under the heading "Principal Risks" in the Summary Prospectus and in the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus will be revised to delete Depositary Receipts Risk. The rest of each section will remain unchanged.
3. The information under the heading "Performance Information" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus will be revised to add the following:
Effective May 1, 2022, the Fund compares its performance to that of the Russell 2500 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the Russell 2000 Growth Index (the Former Index). The Fund changed its primary benchmark in connection with Board-approved changes to its principal investment strategies that became effective May 1, 2022.  The Investment Manager believes that the New Index provides a more appropriate comparison than the Former Index for investors measuring the Fund's relative performance. Information on the Former Index also will be shown for a one-year transition period.
The Fund’s performance prior to May 1, 2022 reflects returns achieved pursuant to a strategy with a different market capitalization limit on the companies in which the Fund invests a majority of its assets. If the Fund's current strategies had been in place for the prior periods, results shown would have been different.
The rest of the section will remain unchanged.